Organization and nature of business (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
FMI
Organization And Nature Of Business [Line Items]
Date of incorporation	Jul. 28, 2018	Jul. 28, 2015
Place of Incorporation	Cayman	Cayman
Principal Activities	Holding Company	Holding Company
Farmmi International
Organization And Nature Of Business [Line Items]
Date of incorporation	Aug. 20, 2015	Aug. 20, 2015
Place of Incorporation	Hong Kong	Hong Kong
% of Ownership	100.00%	100.00%
Principal Activities	Holding Company	Holding Company
Farmmi Enterprise
Organization And Nature Of Business [Line Items]
Date of incorporation	May 23, 2016	May 23, 2016
Place of Incorporation	Zhejiang, China	Zhejiang, China
% of Ownership	100.00%	100.00%
Principal Activities	Holding Company	Holding Company
Farmmi Technology
Organization And Nature Of Business [Line Items]
Date of incorporation	Jun. 06, 2016	Jun. 06, 2016
Place of Incorporation	Zhejiang, China	Zhejiang, China
% of Ownership	100.00%	100.00%
Principal Activities	Holding Company	Holding Company
Suyuan Agriculture
Organization And Nature Of Business [Line Items]
Date of incorporation	Dec. 08, 2015	Dec. 08, 2015
Place of Incorporation	Zhejiang, China	Zhejiang, China
% of Ownership	100.00%	100.00%
Principal Activities	Holding Company	Holding Company
Forest Food
Organization And Nature Of Business [Line Items]
Date of incorporation	May 08, 2003	May 08, 2003
Place of Incorporation	Zhejiang, China	Zhejiang, China
% of Ownership	96.15%	96.15%
Principal Activities	Drying, further processing and distribution of edible fungus	Drying, further processing and distribution of edible fungus
Farmmi Food
Organization And Nature Of Business [Line Items]
Date of incorporation	Dec. 26, 2017
Place of Incorporation	Zhejiang, China
% of Ownership	100.00%
Principal Activities	Drying, further processing and distribution of edible fungus
FLS Mushroom
Organization And Nature Of Business [Line Items]
Date of incorporation	Mar. 25, 2011	Mar. 25, 2011
Place of Incorporation	Zhejiang, China	Zhejiang, China
% of Ownership	100.00%	100.00%
Principal Activities	Light processing and distribution of dried mushrooms	Light processing and distribution of dried mushrooms
Nongyuan Network (VIE)
Organization And Nature Of Business [Line Items]
Date of incorporation	Jul. 07, 2016	Jul. 07, 2016
Place of Incorporation	Zhejiang, China	Zhejiang, China
% of Ownership (VIE)	0.00%	0.00%
Principal Activities	Trading	Trading